Income Taxes - Schedule of Cash Paid Net with Refund (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Cash Paid Net with Refund [Line Items]
US - Federal	$ 100
Total State and Local	(50)
Total Foreign	(1,132)
Total Income Taxes Refund, Net	(1,082)
Indiana [Member]
Schedule of Cash Paid Net with Refund [Line Items]
Total State and Local	(100)
Other [Member]
Schedule of Cash Paid Net with Refund [Line Items]
Total State and Local	50
Total Foreign	42
Canada [Member]
Schedule of Cash Paid Net with Refund [Line Items]
Total Foreign	(1,324)
China [Member]
Schedule of Cash Paid Net with Refund [Line Items]
Total Foreign	$ 150